Stock-Based Compensation - Nonvested Restricted Stock, Restricted Stock Units and Changes (Detail) (Restricted Stock and Restricted Stock units [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
12 Months Ended
Dec. 31, 2014
Restricted Stock and Restricted Stock units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Nonvested at beginning of period	3,767
Number of Shares, Granted	2,536
Number of Shares, Vested	(1,097)
Number of Shares, Cancelled/forfeited	(558)
Number of Shares, Nonvested at end of period	4,648
Weighted-Average Grant Date Fair Value, Nonvested at beginning of period	$ 9.18
Weighted-Average Grant Date Fair Value, Granted	$ 7.56
Weighted-Average Grant Date Fair Value, Vested	$ 10.69
Weighted-Average Grant Date Fair Value, Cancelled/forfeited	$ 8.66
Weighted-Average Grant Date Fair Value, Nonvested at end of period	$ 8.00